BUSINESS COMBINATIONS - Net Assets and Liabilities from Acquisition (Details) $ in Millions, $ in Millions	Mar. 31, 2018 CAD ($)	Nov. 17, 2017 USD ($)	Nov. 17, 2017 CAD ($)	Mar. 31, 2017 CAD ($)
Disclosure of detailed information about business combination [line items]
Fair value of net assets acquired, excluding cash and cash equivalents			$ 114.9
Fair value of long-term contingent cash consideration payable	$ (11.0)			$ 0.0
Asian Aviation Centre of Excellence Sdn. Bhd.
Disclosure of detailed information about business combination [line items]
Current assets			16.2
Current liabilities			(21.3)
Property, plant and equipment			103.0
Investment in equity accounted investee			8.4
Intangible assets			114.9
Deferred tax			(5.3)
Non-current liabilities			(16.8)
Fair value of net assets acquired, excluding cash and cash equivalents			199.1
Cash and cash equivalents acquired			15.1
Total purchase consideration			214.2
Fair value of long-term contingent cash consideration payable		$ (10)	(10.7)
Settlement of pre-existing relationship			(0.9)
Fair value of previously held interest in AACE			(87.8)
Total cash consideration		$ 90	$ 114.8